Summary of Significant Accounting Policies and Practices (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 05, 2016	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares	Dec. 31, 2013 CNY (¥)	Apr. 23, 2009
Summary Of Significant Accounting Policies And Practices [Line Items]
Foreign currency translation rate		6.9430					6.9430
Cash and cash equivalents		¥ 13,343		¥ 14,355		¥ 9,020	$ 1,922	$ 2,216	¥ 11,578
Restricted cash		73,421		43,215			10,575
Allowance for doubtful accounts		3,213		747		825	463	$ 108	¥ 795
Depreciation expense recorded in cost of goods sold		¥ 43,193	$ 6,221	¥ 44,515		¥ 47,701
Depreciation recorded in cost of goods sold, percent		37.90%	37.90%	56.50%	56.50%	85.40%
Depreciation recorded in administrative and selling expenses, percent		62.10%	62.10%	43.50%	43.50%	14.60%
Loss on impairment of assets		¥ 0		¥ 7,219	$ 1,114
Research and Development Expense		¥ 3,577	$ 515	3,619		8,005
Value Added Tax Rate		17.00%	17.00%
Working Capital Deficiency		¥ 170,128					$ 24,504
Net losses		¥ 54,483	$ 7,847	69,068		¥ 71,344
Stockholders' Equity, Reverse Stock Split	1-for-4
Common Stock, Par or Stated Value Per Share							$ 0.519008	$ 0.519008
Scenario, Previously Reported [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Common Stock, Par or Stated Value Per Share							$ 0.129752
Fuwei Films USA, LLC [Member]
Summary Of Significant Accounting Policies And Practices [Line Items]
Equity interest held by parent										60.00%
Equity interest held by partner										40.00%
Net losses			$ 0	¥ (834)